Consolidated Balance Sheet - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Non-current assets
Property, plant and equipment	€ 9,095.1	€ 8,361.1	€ 9,438.0
Right of use assets	133.7	188.2	236.8
Intangible assets	146.4	146.4	146.4
Derivative financial instruments	185.1	111.3	378.5
Other assets	72.1	48.7
Deferred tax	42.3	14.0	53.6
Total non-current assets	9,674.7	8,869.7	10,253.3
Current assets
Inventories	4.3	3.6	3.3
Other assets	401.1	179.8	178.7
Current tax			44.5
Assets held for sale			98.7
Trade receivables	43.5	18.6	67.5
Derivative financial instruments	1,400.4	106.0	293.2
Restricted cash	22.7	34.1	34.4
Financial assets: cash > 3 months	934.1	465.5	1,207.2
Cash and cash equivalents	2,669.0	2,650.7	2,566.4
Total current assets	5,475.1	3,458.3	4,493.9
Total assets	15,149.8	12,328.0	14,747.2
Current liabilities
Provisions	9.2	10.3	43.3
Trade payables	1,029.0	336.0	1,368.2
Accrued expenses and other liabilities	2,992.8	1,274.9	2,589.4
Current lease liability	56.9	52.5	75.0
Current maturities of debt	1,224.5	1,725.9	382.3
Current tax	47.7	48.1
Derivative financial instruments	38.6	79.2	1,050.0
Total current liabilities	5,398.7	3,526.9	5,508.2
Non-current liabilities
Provisions	94.1	47.4	36.6
Trade payables	49.2	179.9
Derivative financial instruments		6.4	180.5
Deferred tax	266.5	272.4	353.5
Non-current lease liability	81.4	130.6	170.9
Non-current maturities of debt	3,714.6	3,517.8	3,583.0
Total non-current liabilities	4,205.8	4,154.5	4,324.5
Shareholders' equity
Issued share capital	6.8	6.7	6.5
Share premium account	1,328.2	1,161.6	738.5
Other undenominated capital	3.5	3.5	3.5
Retained earnings	2,880.9	3,232.3	4,245.0
Other reserves	1,325.9	242.5	(79.0)
Shareholders' equity	5,545.3	4,646.6	4,914.5
Total liabilities and shareholders' equity	€ 15,149.8	€ 12,328.0	€ 14,747.2